Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return:	Net Income (Loss)
2023	$151,636	$151,636	$112,365	$112,365	$48.08	($6,348,287)
2022	$111,250	$111,250	$102,875	$102,875	$94.23	$428,661
2021	$100,000	$100,000	$135,000	$135,000	$96.15	($60,469)

(1) The non-PEO named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

2023: Richard R. Isaak, Kelly J. Stopher

2022: Russell C. Lawrence, Kelly J. Stopher

2021: Russell C. Lawrence

Delinquent Section 16(a) Reports

Section 16(a) of the Exchange Act requires our directors and executive officers and the holders of 10% or more of our common stock to file reports of ownership and changes in ownership with the Securities and Exchange Commission. Officers, directors, and shareholders holding more than 10% of our common stock are required by the regulation to furnish us with copies of all Section 16(a) forms they have filed.

Based solely on our review of copies of Forms 3, 4 and 5 filed with the SEC during or relating to 2023 and written representations provided to the Company, the Company has determined that Richard R. Isaak and Michael A. McManus filed their Form 3’s late prior to this Schedule 14A, and David Welch has failed to file his Form 3.

Compensation Interlocks and Insider Participation

There were no compensation committee or board interlocks among the members of the Board.

Adjustment To PEO Compensation, Footnote [Text Block]

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return:	Net Income (Loss)
2023	$151,636	$151,636	$112,365	$112,365	$48.08	($6,348,287)
2022	$111,250	$111,250	$102,875	$102,875	$94.23	$428,661
2021	$100,000	$100,000	$135,000	$135,000	$96.15	($60,469)

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(1) The non-PEO named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

2023: Richard R. Isaak, Kelly J. Stopher

2022: Russell C. Lawrence, Kelly J. Stopher

2021: Russell C. Lawrence

Additional 402(v) Disclosure [Text Block]

Delinquent Section 16(a) Reports

Section 16(a) of the Exchange Act requires our directors and executive officers and the holders of 10% or more of our common stock to file reports of ownership and changes in ownership with the Securities and Exchange Commission. Officers, directors, and shareholders holding more than 10% of our common stock are required by the regulation to furnish us with copies of all Section 16(a) forms they have filed.

Based solely on our review of copies of Forms 3, 4 and 5 filed with the SEC during or relating to 2023 and written representations provided to the Company, the Company has determined that Richard R. Isaak and Michael A. McManus filed their Form 3’s late prior to this Schedule 14A, and David Welch has failed to file his Form 3.

Compensation Interlocks and Insider Participation

There were no compensation committee or board interlocks among the members of the Board.

PEO Total Compensation Amount	$ 151,636	$ 111,250	$ 100,000
PEO Actually Paid Compensation Amount	151,636	111,250	100,000
Non-PEO NEO Average Total Compensation Amount	112,365	102,875	135,000
Non-PEO NEO Average Compensation Actually Paid Amount	112,365	102,875	135,000
Total Shareholder Return Amount	48,080.00	94,230	96,150
Net Income (Loss)	$ (6,348,287)	$ 428,661	$ (60,469)
PEO Name	Richard R. Isaak, Kelly J. Stopher	Russell C. Lawrence, Kelly J. Stopher	Russell C. Lawrence